Debt With Related Parties - Disclosure of Amounts Outstanding Under Notes (Details) $ in Thousands		Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Oct. 23, 2023 USD ($)	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes				$ 449,716
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	[1]	$ 100,397,329,000
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes				4,178,912
Senior Promissory Notes | BBB Foods Inc.
Disclosure of transactions between related parties [line items]
Senior notes					$ 4,100,000			$ 94,747,329
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		94,747,329,000	[1]	4,158,458
Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes				20,454
Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes				4,158,458
Promissory Notes | Related parties | BBB Foods Inc.
Disclosure of transactions between related parties [line items]
Senior notes				1,122,056
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes				213,387
2017 Junior Promissory Notes | BBB Foods Inc.
Disclosure of transactions between related parties [line items]
Senior notes							$ 5,000,000
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		5,000,000,000	[1]	179,245
2017 Junior Promissory Notes | Related parties | BBB Foods Inc.
Disclosure of transactions between related parties [line items]
Senior notes				59,748
2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes				34,142
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes				17,867
2020 Junior Promissory Notes | BBB Foods Inc.
Disclosure of transactions between related parties [line items]
Senior notes						$ 650,000
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		$ 650,000,000	[1]	2,749
2020 Junior Promissory Notes | Related parties | BBB Foods Inc.
Disclosure of transactions between related parties [line items]
Senior notes				2,749
2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes				$ 15,118

[1]	These amounts correspond only to the portion due to related parties; the remaining balance is disclosed as debt (See Note 14).